MATTHEWS CHINA DIVIDEND FUND
MATTHEWS CHINA DIVIDEND FUND

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Institutional Class shareholders of Matthews China Dividend Fund:

Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 7 of the prospectus:

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China.

Please retain this Supplement with your records.